Leases (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)
Statement Line Items
Lease liability	€ 22,750,000
Right-of-use asset	€ 30,020,000		€ 23,367,000	$ 32,016
Ellomay Solar photovoltaic [Member]
Statement Line Items
Operating Lease Agreement Term	24 years and 11 months	24 years and 11 months
Capitalized rent	€ 7,700	₪ 28,800
Quarterly rent | ₪		₪ 165
Lease Expire dates	July 2046	July 2046
Lease liability	€ 10,629,000
Right-of-use asset	10,629,000
Payment of lease liabilities	€ 7,858,000		7,858,000
Ellomay Solar Italy One Srl [Member]
Statement Line Items
Operating Lease Agreement Term	31 years	31 years
Annual rent	€ 512,000
Capitalized rent	1,325,000
Lease liability	8,861,000
Right-of-use asset	8,861,000
Payment of lease liabilities	8,861,000		€ 512,000
Office Space [Member]
Statement Line Items
Payment of lease liabilities	€ 275,000